Summary of Balances with Variable Interest Entities (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes payable	$ 2,797,574	$ 762,644
Bloom INVO LLC [Member]
Accounts receivable	27,000	13,500	21,600
Notes payable	472,839	468,031	453,406
Variable Interest Entity, Not Primary Beneficiary [Member]
Accounts receivable	$ 14,460	$ 46,310	$ 16,310